Financial Assets and Financial Liabilities - Summary of Financial Assets and Financial Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised costs	¥ 14,116,051		¥ 11,111,520
Fair Value through OCI	4,896,955		4,297,376
Other financial liabilities at amortized cost	16,666,564		12,982,296
Total	19,013,006	$ 2,746,433	15,408,896
Total	16,666,564	2,407,488	12,982,296
Trade And Bills Receivables [member]
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Financial assets at amortised costs	5,981,268		4,280,625
Fair Value through OCI	4,896,955		4,297,376
Total	10,878,223	1,571,362	8,578,001
Other Receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised costs	221,700		397,302
Total	221,700	32,024	397,302
Cash And Bank Balances [member]
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Financial assets at amortised costs	7,913,083		6,433,593
Total	7,913,083	1,143,047	6,433,593
Trade and Other Payable [member]
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Other financial liabilities at amortized cost	14,573,464		10,402,492
Total	14,573,464	2,105,140	10,402,492
Loans and Borrowings [member]
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Other financial liabilities at amortized cost	2,020,020		2,509,800
Total	2,020,020	291,792	2,509,800
Other Financial Liability [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at amortized cost	73,080		70,004
Total	¥ 73,080	$ 10,556	¥ 70,004